Consolidated Statements of Operations and Comprehensive Income (Loss) - USD ($)		12 Months Ended
		Mar. 31, 2023	Mar. 31, 2022 [1]	Mar. 31, 2021 [1]
REVENUE
Revenue - third parties		$ 168,876,360	$ 234,508,821	$ 224,596,524
Revenue - related parties		847,986	243,759	162,032
Total revenue		169,724,346	234,752,580	224,758,556
COSTS AND OPERATING EXPENSES
Merchandise costs		140,293,419	191,040,547	181,501,073
Selling, general and administrative expenses		28,607,088	36,422,772	32,540,922
Total operating expenses		168,900,507	227,463,319	214,041,995
INCOME FROM OPERATIONS		823,839	7,289,261	10,716,561
OTHER INCOME (EXPENSE)
Interest expense, net		(2,422,079)	(2,785,766)	(2,187,400)
Additional and delinquent tax due to consumption tax correction		(6,622,486)
Other income, net		13,145	598,206	341,880
Gain (loss) from foreign currency exchange		718,990	833,547	(582,424)
Change in fair value of representative's warrants liability		139,615	369,404
Income (loss) from equity method investment		14,554	(145,828)	(29,242)
Total other expenses, net		(8,158,261)	(1,130,437)	(2,457,186)
INCOME (LOSS) BEFORE INCOME TAX PROVISION		(7,334,422)	6,158,824	8,259,375
PROVISION FOR INCOME TAXES		714,400	2,234,676	3,307,048
NET INCOME (LOSS)		(8,048,822)	3,924,148	4,952,327
OTHER COMPREHENSIVE LOSS
Foreign currency translation loss		(4,279,325)	(3,466,261)	(605,832)
TOTAL COMPREHENSIVE INCOME (LOSS)		$ (12,328,147)	$ 457,887	$ 4,346,495
Earnings (loss) per ordinary share - basic and diluted (in Dollars per share)		$ (0.22)	$ 0.12	$ 0.18
Weighted average shares - basic and diluted (in Shares)	[2]	36,250,054	32,678,625	27,526,689

[1]	The financial information presented in this report has been retrospectively adjusted for the acquisition of Tokyo Lifestyle Limited.
[2]	Retrospectively restated for effect of a 294-for-1 forward split on August 18, 2021.